Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Line of Credit Facility [Line Items]
Long-term Debt, Gross	$ 426,859
Borrowing Capacity, Future Periods	800
Short-term debt	37,575	8,750
Long-term debt	410,484	230,000
Debt, Carrying Value	448,059	238,750
Description of variable rate basis	LIBOR
Line of Credit [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	50,000
Short-term debt	21,200	0
Basis spread on LIBOR	1.10%
Weighted average interest rate	1.22%
Term Loan [Domain]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	154
Borrowing Capacity, Future Periods	160
Line of Credit [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity	794
Borrowing Capacity, Future Periods	640
Current portion of long-term debt	16,375	8,750
Senior unsecured revolving credit facility [Member]
Line of Credit Facility [Line Items]
Weighted average interest rate	2.06%
Senior leverage ratio, current year	3.25
Senior leverage ratio, next calendar year	3.0
Ratio of earnings before interest, taxes, depreciation and amortization to interest expense	3.0
Senior unsecured revolving credit facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread on LIBOR	1.50%
Commitment fee (percentage)	0.225%
Senior unsecured revolving credit facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread on LIBOR	2.00%
Commitment fee (percentage)	0.35%
Revolving Loan, Maturity Date of February 8, 2018 [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 640